The Henssler Funds, Inc.
3735 Cherokee Street
Kennesaw, GA 30144

September 1, 2017

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:	The Henssler Funds, Inc. (the “Registrant”)

File Nos.	333-46479
811-08659

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “1933 Act”), is certification that the Prospectus and Statement of Additional Information with respect to the above-referenced Registrant, effective August 28, 2017, that would have been filed pursuant to Rule 497(c) under the 1933 Act do not differ from those filed electronically via EDGAR in the Post-Effective Amendment No. 32 (Accession No. 0001398344-17-010957) on August 25, 2017.

Sincerely,

/s/ Christopher E. Reeves
Christopher E. Reeves
Chief Compliance Officer